EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Numerator [Abstract]
Net (Loss)/Income	$ (53,604)	$ 34,696
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	101,969,666	89,361,814
Dilutive - Weighted Average Common Shares Outstanding (in shares)	101,969,666	89,361,814
Earnings per Common Share [Abstract]
Basic (in dollars per share)	$ (0.53)	$ 0.39
Diluted (in dollars per share)	$ (0.53)	$ 0.39